MARKET RISK (Details 1) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017	[1]
Disclosure of detailed information about financial instruments [line items]
Effect on the consolidated statements of comprehensive income - profit (loss)	$ 0.3	$ (0.9)	[1]	$ 0.5
USD
Disclosure of detailed information about financial instruments [line items]
Effect on the consolidated statements of comprehensive income - profit (loss)	$ 0.6	$ 0.3

[1]	In conjunction with the implementation of IFRS 16, Hudson adopted a new structure for the consolidated statements of comprehensive income. The comparative figures were reclassified accordingly (see note 2.4)